Document and Entity Information	Jun. 20, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837997
Document Type	8-K
Document Period End Date	Jun. 20, 2022
Entity Registrant Name	ISLEWORTH HEALTHCARE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40104
Entity Tax Identification Number	86-1216057
Entity Address, Address Line One	360 Central Avenue
Entity Address, Address Line Two	First Central Tower
Entity Address, Address Line Three	Suite #800
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	(727)
Local Phone Number	245-0146
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ISLE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Whole Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	ISLEW
Security Exchange Name	NASDAQ